OPERATING LEASE (Details Narrative) - Three Years Lease Agreement [Member] - USD ($)		12 Months Ended
	Apr. 06, 2022	Sep. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, description	the Company entered into a three-years lease agreement with Xi’an Droplets Culture Ltd. to rent an office space of 1,163 square meters at Xi’an City, PRC.
Lease rental payment		$ 97,351